GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Acquired intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 321.8	$ 319.8
Accumulated Amortization	207.9	176.6
Net Carrying Amount	113.9	143.2
Amortization expense on finite lived intangible assets from business acquisition	29.9	30.3	29.8
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	234.7	233.2
Accumulated Amortization	142.3	117.2
Net Carrying Amount	92.4	116.0
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	49.0	49.0
Accumulated Amortization	34.0	29.7
Net Carrying Amount	15.0	19.3
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	25.7	25.4
Accumulated Amortization	21.9	21.5
Net Carrying Amount	3.8	3.9
Other Intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	12.4	12.2
Accumulated Amortization	9.7	8.2
Net Carrying Amount	$ 2.7	$ 4.0